14 FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts due from customers greater than 90 day	$ 155,976	$ 490,039
Bad Debt Expense	37,194	226,085	$ 51,410
Interest expense	$ 8,236	93,583	$ (467)
Silicon Valley Bank
Debt Instrument, Description	credit facility with Silicon Valley Bank
Long-term Line of Credit	$ 933,159
Line of Credit Facility, Expiration Date	Feb. 28, 2018
Line of Credit Facility, Interest Rate Description	prime plus 1.25% to 2.5%
Interest expense	$ 8,236	$ 93,583